March 28, 2002

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC  20549


Gentlemen:

This notice is filed on behalf of the Fidelity Investments
Variable
Annuity Account I pursuant to the requirements of Rule 24f-2 under the Investment Company Act of 1940.

1. Name and address of issuer:

   Fidelity Investments Variable Annuity Account I
   82 Devonshire Street R27A
   Boston, MA 02109


2. The name of each series or class of securities for which this Form is filed (if the Form is being filed for all series and classes of securities
   of the issuer, check the box but do not list series or classes):



3. Investment Company Act File Number:

   File No. 811-05315

   Securities Act File Number:

   File No. 33-24400 and File No. 33-54926


4(a).   Last day of fiscal year for which this Form is filed:

   12/31/2001.


4(b).      Check this box if this form is being filed late
   (i.e., more than 90
   calendar days after the end of the issuer's fiscal year).


4(c).      Check this box if this is the last time the issuer
   will be filing
   this Form.



5. Calculation of registration fee:

   (i)                                      Aggregate sale price
   of securities sold during
      the fiscal year pursuant to section 24(f):
   $1,519,323,530


   (ii)                                     Aggregate price of
   securities redeemed or
     repurchased during the fiscal year:    $991,620,018


   (iii)                                    Aggregate price of
   securities redeemed or
     repurchased during any prior fiscal year ending
     no earlier than October 11, 1995 that were not
     previously used to reduce registration fees
     payable to the commission:             $0


   (iv)                                     Total available
   redemption credits [add items 5(ii) and 5(iii):
   $991,620,018


   (v)                                      Net sales - if Item
   5(i) is greater than Item 5(iv)
     [subtract Item 5(iv) from Item 5(i)]:  $527,703,512


   (vi)                                     Redemption credits
   available for use in future years
      - if Item 5(I) is less than Item 5(iv) [subtract Item
     5(iv) from Item 5(I)]:                 $0


   (vii)                                    Multiplier for
   determining registration fee
     (See instruction C.9):                 .000092


   (viii)                                   Registration fee due
   [multiply Item 5(v) by
     Item 5(vii)] (enter "0" if no fee is due):       $48,548.72



6. Prepaid Shares

   If the response to item 5(I) was determined by reducing an amount of
   securities that were registered under the Securities Act of
   1933
   pursuant to rule 24e-2 as in effect before [effective date of rescission of rule 24e-2], then report the amount of securities (number of shares or other units) deducted here: __0__. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: __0___.


7. Interest due - if this form is being filed more than 90 days after the end of the issuer's fiscal year:

  N/A




8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

  $48,548.72


9.Date the registration fee and any interest payment was sent to the Commission's lockbox depository:

  March 27, 2002
  CIK 0000821051

      Method of delivery:

                    Wire Transfer
                    Mail or other means



Sincerely,



Joseph F. Hope
Treasurer